Commitments and Contingencies (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012 property	Dec. 31, 2011	Dec. 31, 2010
Commitments and Contingencies
Insurance proceeds funded by insurers	$ 50,000,000
Minimum insurance coverage	50,000,000
Additional insurance proceeds	150,000,000
Lease Commitments
Properties subject to ground leases		28
Ground lease expense		43,421,000	42,284,000	36,750,000
Future minimum lease payments due under ground leases
2013		26,950,000
2014		28,196,000
2015		28,921,000
2016		29,097,000
2017		29,106,000
Thereafter		889,307,000
Total		1,031,577,000
Insurance
Insurance coverage, acts of terrorism		1,000,000,000
Limited Life Partnerships
Approximate settlement values of noncontrolling interest		143,000,000	140,000,000
Joint Venture Mortgage and Indebtedness
Guarantees of Joint Venture Indebtedness:
Loan guarantee		$ 84,900,000	$ 30,200,000